Impairment and Other Charges (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands		3 Months Ended					11 Months Ended	12 Months Ended
		Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment and Other Charges [Line Items]
Operating lease right-of-use assets								$ 1,352
Manufacturing facility closing costs								300
Total impairment and other charges		$ 1,155		$ 32				7,024	8,934
Severance costs		200		$ 32				2,018	1,160
Payroll and other employee benefits		506			$ 1,084		$ 506	1,431	1,084
Property, plant and equipment								3,354
Goodwill						$ 1,000			1,008
Collaboration Warrants
Impairment and Other Charges [Line Items]
Prepaid and other current assets					1,600				1,600
Collaboration warrants, non-current					3,700				3,700
Cloud computing arrangements [Member]
Impairment and Other Charges [Line Items]
Total impairment and other charges	[1]								1,484
Impairment, long-lived asset, held-for-use					1,500
Collaboration Warrants
Impairment and Other Charges [Line Items]
Total impairment and other charges	[2]								$ 5,282
Impairment, long-lived asset, held-for-use					$ 5,300
Facility Closing
Impairment and Other Charges [Line Items]
Manufacturing facility closing costs		100						300
Total impairment and other charges							5,200	5,100
Restructuring reserve								300
Severance costs								600
Property, plant and equipment			$ 3,400
Employee Severance [Member]
Impairment and Other Charges [Line Items]
Payroll and other employee benefits		300					$ 300
Workforce Reductions
Impairment and Other Charges [Line Items]
Severance costs								1,400
Office Space in Pasadena, California [Member]
Impairment and Other Charges [Line Items]
Operating lease right-of-use assets		$ 900
Manufacturing space in Long Beach, California | Facility Closing
Impairment and Other Charges [Line Items]
Operating lease right-of-use assets								800
Texas Steam Plant Lease
Impairment and Other Charges [Line Items]
Operating lease right-of-use assets								$ 500

[1]	Prior to the impairment, cloud computing arrangements were included in other long-term assets on our consolidated balance sheets.
[2]	Prior to the impairment, Collaboration Warrants of $1.6 million was included in prepaid and other current assets and $3.7 million was included in Collaboration Warrants, non-current on our consolidated balance sheets.